EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of basic and diluted earnings/(loss) per share
The following table presents an overview of the calculated basic and diluted earnings/(loss) per share:

	For the year ended December 31,
In millions (except for share and earnings/(loss) per share information)	2025	2024	2023
Net income/(loss) attributable to equity holders of the Company	$427.4	$72.6	$(208.6)
Basic weighted-average number of ordinary shares	555,606,734	498,029,143	384,499,607
Weighted-average dilutive impact of options, RSUs, and PSUs	7,468,959	3,716,002	—
Diluted weighted-average number of ordinary shares	563,075,693	501,745,145	384,499,607
Earnings/(Loss) per share
Basic	$0.77	$0.15	$(0.54)
Diluted	$0.76	$0.14	$(0.54)